Derivatives Instruments (Master Netting Agreements) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	$ 86	$ 120
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	86	120
Regulatory deferral
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	2	8
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	2	8
HFT derivatives
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	84	112
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	$ 84	$ 112